1933 Act/Rule 485(b)

August 8, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Asset Trust
File Nos. 333-08045 and 811-07755
Post-Effective Amendment No. 32

To The Commission Staff:

On behalf of Virtus Asset Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 31 filed on July 23, 2018.

I hereby certify that this Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer Fromm

     Jennifer Fromm

cc:	Ann Flood